CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Cash flows from operating activities:
Consolidated net income	$ 691,425,000	¥ 57,492,000,000	¥ 56,151,000,000	¥ 31,235,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	396,645,000	32,981,000,000	29,185,000,000	32,147,000,000
Amortization	32,820,000	2,729,000,000	1,954,000,000	1,933,000,000
Loss (gain) on marketable securities, net	2,862,000	238,000,000	(52,000,000)	1,305,000,000
Loss on sales, disposal or impairment of property, plant and equipment	6,554,000	545,000,000	1,088,000,000	1,282,000,000
Deferred income taxes	(54,071,000)	(4,496,000,000)	(740,000,000)	1,085,000,000
Equity in net loss (income) of affiliated companies	(72,000)	(6,000,000)	45,000,000	48,000,000
Foreign currency adjustments	66,422,000	5,523,000,000	4,036,000,000	2,091,000,000
Accrual for pension and severance costs, net payments	(45,039,000)	(3,745,000,000)	(1,457,000,000)	366,000,000
Changes in operating assets and liabilities:
Decrease (increase) in notes and accounts receivable	48,046,000	3,995,000,000	(32,537,000,000)	38,041,000,000
Decrease (increase) in inventories	(190,692,000)	(15,856,000,000)	(8,442,000,000)	11,238,000,000
(Decrease) increase in notes and accounts payable	(36,777,000)	(3,058,000,000)	29,799,000,000	(46,469,000,000)
(Decrease) increase in accrued income taxes	(1,491,000)	(124,000,000)	5,995,000,000	(3,631,000,000)
Other	82,573,000	6,866,000,000	5,055,000,000	(4,440,000,000)
Net cash provided by operating activities	999,205,000	83,084,000,000	90,080,000,000	66,231,000,000
Cash flows from investing activities:
Additions to property, plant and equipment	(661,575,000)	(55,010,000,000)	(36,608,000,000)	(38,501,000,000)
Proceeds from sales of property, plant and equipment	11,545,000	960,000,000	633,000,000	865,000,000
Purchases of marketable securities	(144,000)	(12,000,000)	(10,000,000)	(3,609,000,000)
Acquisitions of business, net of cash acquired	(620,493,000)	(51,594,000,000)	(4,396,000,000)	(756,000,000)
Other	(15,466,000)	(1,286,000,000)	(133,000,000)	(1,372,000,000)
Net cash used in investing activities	(1,286,133,000)	(106,942,000,000)	(40,514,000,000)	(43,373,000,000)
Cash flows from financing activities:
Increase (decrease) in short-term borrowings	(760,132,000)	(63,205,000,000)	(109,100,000,000)	153,934,000,000
Repayments of long-term debt	(24,245,000)	(2,016,000,000)	(1,733,000,000)	(2,067,000,000)
Proceeds from issuance of corporate bonds	1,208,659,000	100,500,000,000
Redemption of corporate bonds				(26,412,000,000)
Purchases of treasury stock	(135,009,000)	(11,226,000,000)	(11,000,000)	(23,775,000,000)
Payments for additional investments in subsidiaries	(94,131,000)	(7,827,000,000)	(3,152,000,000)	(9,286,000,000)
Payment for loan to shareholder				(14,500,000,000)
Collection of loan to shareholder				14,500,000,000
Dividends paid to shareholders of Nidec Corporation	(134,011,000)	(11,143,000,000)	(7,661,000,000)	(8,699,000,000)
Dividends paid to noncontrolling interests	(19,904,000)	(1,655,000,000)	(1,197,000,000)	(2,205,000,000)
Other	4,041,000	336,000,000	75,000,000	384,000,000
Net cash provided by (used in) financing activities	45,268,000	3,764,000,000	(122,779,000,000)	81,874,000,000
Effect of exchange rate changes on cash and cash equivalents	(106,963,000)	(8,894,000,000)	(4,444,000,000)	(4,575,000,000)
Net increase (decrease) in cash and cash equivalents	(348,623,000)	(28,988,000,000)	(77,657,000,000)	100,157,000,000
Cash and cash equivalents at beginning of year	1,482,971,000	123,309,000,000	200,966,000,000	100,809,000,000
Cash and cash equivalents at end of year	$ 1,134,348,000	¥ 94,321,000,000	¥ 123,309,000,000	¥ 200,966,000,000